Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 67
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense		$ 12
Due from affiliates, net	11	70
Due to affiliates	0	$ 66
CEOC LLC [Member] | Affiliated Entity [Member] | Lease Agreements [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Receivable, Current	35
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 2
Horseshoe Casino Baltimore [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	41.00%
Caesars Interactive Entertainment [Member] | CEOC LLC [Member] | Affiliated Entity [Member] | Cross Marketing and Trademark License Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate	3.00%